Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing receivables
Total financing receivables	¥ 84,858	¥ 110,418
Total Past Due
Financing receivables
Total financing receivables	23,553	347
Current
Financing receivables
Total financing receivables	61,305	110,071
1 - 30 Days Past Due
Financing receivables
Total financing receivables	103	278
31 - 60 Days Past Due
Financing receivables
Total financing receivables	175	¥ 69
61 - 90 Days Past Due
Financing receivables
Total financing receivables	¥ 23,275